Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Dec. 31, 2015	Jan. 31, 2016	Feb. 29, 2016	Mar. 31, 2016	Apr. 30, 2016	May 31, 2016	Jun. 30, 2016	Jul. 31, 2016	Aug. 31, 2016	Sep. 30, 2016	Oct. 31, 2016	Nov. 30, 2016	Dec. 31, 2025	Dec. 31, 2016	Jan. 31, 2017	Feb. 28, 2017	Mar. 31, 2017	Apr. 30, 2017	May 31, 2017	Jun. 30, 2017	Jul. 31, 2017	Aug. 31, 2017	Sep. 30, 2017	Oct. 31, 2017	Nov. 30, 2017	Dec. 31, 2017	Jan. 31, 2018	Feb. 28, 2018	Mar. 31, 2018	Apr. 30, 2018	May 31, 2018	Jun. 30, 2018	Jul. 31, 2018	Aug. 31, 2018	Sep. 30, 2018	Oct. 31, 2018	Nov. 30, 2018	Dec. 31, 2018	Jan. 31, 2019	Feb. 28, 2019	Mar. 31, 2019	Apr. 30, 2019	May 31, 2019	Jun. 30, 2019	Jul. 31, 2019	Aug. 31, 2019	Sep. 30, 2019	Oct. 31, 2019	Nov. 30, 2019	Dec. 31, 2019	Jan. 31, 2020	Feb. 29, 2020	Mar. 31, 2020	Apr. 30, 2020	May 31, 2020	Jun. 30, 2020	Jul. 31, 2020	Aug. 31, 2020	Sep. 30, 2020	Oct. 31, 2020	Nov. 30, 2020	Dec. 31, 2020	Jan. 31, 2021	Feb. 28, 2021	Mar. 31, 2021	Apr. 30, 2021	May 31, 2021	Jun. 30, 2021	Jul. 31, 2021	Aug. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2022	Apr. 30, 2022	May 31, 2022	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025
C000024403
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Variable Portfolio – Acorn Fund ($22,956)
Accumulated Value	$ 10,000	$ 9,077	$ 8,854	$ 9,468	$ 9,742	$ 10,142	$ 10,173	$ 10,692	$ 10,657	$ 10,649	$ 10,220	$ 11,210		$ 11,369	$ 11,514	$ 11,874	$ 11,973	$ 12,299	$ 12,264	$ 12,675	$ 12,670	$ 12,553	$ 13,254	$ 13,381	$ 13,625	$ 13,595	$ 14,236	$ 13,869	$ 14,119	$ 14,195	$ 15,278	$ 15,716	$ 15,942	$ 16,931	$ 16,446	$ 14,533	$ 15,089	$ 13,396	$ 14,969	$ 16,114	$ 15,655	$ 16,296	$ 15,215	$ 16,040	$ 16,300	$ 15,661	$ 15,575	$ 15,945	$ 17,066	$ 17,563	$ 17,176	$ 15,819	$ 12,813	$ 14,683	$ 16,072	$ 16,219	$ 16,698	$ 17,637	$ 17,247	$ 17,655	$ 20,206	$ 21,818	$ 22,651	$ 23,368	$ 23,058	$ 23,678	$ 22,916	$ 23,964	$ 23,928	$ 24,550	$ 23,497	$ 25,136	$ 23,900	$ 23,760	$ 20,298	$ 20,298	$ 19,846	$ 17,021	$ 16,366	$ 15,130	$ 17,397	$ 16,863	$ 15,275	$ 16,271	$ 16,733	$ 15,809	$ 17,383	$ 17,339	$ 17,412	$ 17,195	$ 17,065	$ 18,379	$ 18,942	$ 18,610	$ 17,426	$ 15,867	$ 17,426	$ 19,245	$ 18,942	$ 20,342	$ 21,079	$ 19,678	$ 19,981	$ 19,794	$ 20,790	$ 21,050	$ 21,598	$ 21,497	$ 23,576	$ 21,974	$ 22,508	$ 20,703	$ 18,913	$ 18,812	$ 20,082	$ 21,122	$ 21,555	$ 22,089	$ 22,667	$ 23,403	$ 23,706	$ 22,956
C000024404
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Variable Portfolio – Acorn International Fund ($15,247)
Accumulated Value	10,000	9,430	9,328	10,099	10,163	10,220	9,984	10,464	10,435	10,716	10,241	9,803		9,859	10,247	10,560	10,848	11,319	11,932	11,844	12,127	12,102	12,347	12,528	12,799	13,104	13,780	13,346	13,401	13,423	13,380	12,930	13,017	12,886	12,707	11,359	11,485	10,785	11,615	12,024	12,145	12,563	12,024	12,614	12,389	12,122	12,314	13,011	13,423	14,019	13,334	12,283	9,884	11,108	12,305	12,544	13,259	13,979	13,997	13,556	14,826	16,033	16,227	16,216	16,176	17,343	17,680	17,751	18,417	18,913	18,195	19,059	18,399	19,049	16,491	15,773	15,510	13,881	13,746	12,313	13,488	12,537	10,835	11,463	12,998	12,602	13,755	13,496	13,935	14,094	13,690	14,072	14,512	13,784	12,789	12,126	13,733	14,738	14,087	14,369	14,593	13,928	14,659	14,485	14,857	15,375	15,726	14,281	14,157	13,522	14,278	14,058	13,412	14,410	15,260	16,015	15,421	15,555	15,592	15,421	15,169	15,247
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Columbia Threadneedle: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Index (Net) ($21,959)
Accumulated Value	10,000	9,277	9,107	9,699	9,980	9,890	9,558	10,042	10,049	10,173	9,965	9,766		10,100	10,393	10,542	10,832	11,107	11,515	11,495	11,826	11,822	12,116	12,300	12,429	12,628	13,262	12,663	12,435	12,719	12,433	12,281	12,584	12,341	12,448	11,457	11,442	10,887	11,602	11,898	11,973	12,310	11,719	12,414	12,256	11,939	12,281	12,722	12,866	13,284	13,006	11,831	10,252	10,914	11,389	11,777	12,051	12,671	12,342	11,849	13,686	14,322	14,169	14,487	14,820	15,266	15,764	15,587	15,704	15,981	15,517	15,899	15,159	15,935	15,165	14,897	14,993	14,023	14,128	12,817	13,456	12,817	11,618	12,242	13,621	13,632	14,736	14,429	14,786	15,204	14,560	15,223	15,715	15,113	14,597	14,005	15,305	16,118	16,211	16,508	17,051	16,614	17,258	16,979	17,477	18,046	18,212	17,222	17,124	16,735	17,614	17,956	17,883	18,702	19,558	19,989	19,708	20,549	20,942	21,188	21,320	21,959
Columbia Threadneedle: Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($27,272)
Accumulated Value	10,000	9,011	9,038	9,734	9,827	10,071	9,997	10,591	10,664	10,695	10,137	10,876		10,973	11,233	11,573	11,659	11,864	11,869	12,140	12,301	12,325	12,841	13,185	13,619	13,656	14,338	13,868	13,981	13,892	14,631	14,754	15,030	16,046	15,811	13,912	14,175	12,637	14,141	15,073	15,036	15,562	14,528	15,659	15,903	15,451	15,161	15,550	16,609	16,763	16,781	15,643	12,871	14,935	16,494	17,101	18,037	18,849	18,704	18,925	21,682	23,547	24,205	24,965	24,133	24,980	24,286	25,589	25,035	25,662	24,685	25,951	24,614	24,735	21,471	21,536	21,691	19,214	18,748	17,450	19,441	19,072	17,429	18,846	19,406	18,251	20,078	19,761	19,446	19,200	19,179	20,693	21,384	20,514	19,278	17,940	19,530	21,706	21,215	22,935	23,553	21,798	22,682	22,560	23,935	23,749	24,137	24,077	26,942	24,723	25,669	23,960	22,053	21,982	23,422	24,548	25,123	26,442	27,182	27,877	27,498	27,272
Columbia Threadneedle: MSCI EAFE SMID Cap Growth Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE SMID Cap Growth Index (Net) ($18,583)
Accumulated Value	$ 10,000	$ 9,249	$ 9,207	$ 9,908	$ 10,071	$ 10,123	$ 9,712	$ 10,271	$ 10,129	$ 10,363	$ 9,941	$ 9,627		$ 9,827	$ 10,233	$ 10,418	$ 10,673	$ 11,103	$ 11,609	$ 11,556	$ 11,921	$ 12,030	$ 12,360	$ 12,653	$ 12,813	$ 13,084	$ 13,775	$ 13,256	$ 13,070	$ 13,192	$ 13,228	$ 13,032	$ 13,180	$ 13,139	$ 13,010	$ 11,634	$ 11,482	$ 10,806	$ 11,619	$ 11,943	$ 12,041	$ 12,469	$ 11,849	$ 12,482	$ 12,440	$ 12,181	$ 12,384	$ 12,896	$ 13,260	$ 13,726	$ 13,497	$ 12,252	$ 10,568	$ 11,675	$ 12,666	$ 12,935	$ 13,555	$ 14,425	$ 14,406	$ 13,944	$ 15,562	$ 16,468	$ 16,344	$ 16,247	$ 16,455	$ 17,236	$ 17,564	$ 17,542	$ 17,884	$ 18,334	$ 17,592	$ 17,957	$ 17,165	$ 17,722	$ 15,608	$ 15,320	$ 15,367	$ 14,053	$ 13,845	$ 12,397	$ 13,366	$ 12,634	$ 11,208	$ 11,694	$ 12,903	$ 12,815	$ 13,846	$ 13,475	$ 13,801	$ 14,045	$ 13,607	$ 13,890	$ 14,414	$ 13,847	$ 13,038	$ 12,208	$ 13,638	$ 14,642	$ 14,421	$ 14,758	$ 15,097	$ 14,427	$ 14,983	$ 14,684	$ 15,280	$ 15,785	$ 16,187	$ 15,121	$ 15,261	$ 14,870	$ 15,482	$ 15,390	$ 15,233	$ 16,204	$ 17,188	$ 17,858	$ 17,648	$ 18,263	$ 18,538	$ 18,478	$ 18,303	$ 18,583